Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Loss for the period	$ (390)	$ (1,125)
Items not affecting cash:
Amortization	1	8
Share-based payments		837
Equity loss on investment	135	17
Changes in working capital	(91)	117
Net cash used in operating activities	(345)	(146)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(48)	(59)
Investment		(51)
Loan to PNR	(1,270)
Net cash provided by (used in) investing activities	(1,318)	(110)
FINANCING ACTIVITIES
Share issuance costs		(1)
Proceeds from exercise of warrants and options	380	665
Net cash provided by financing activities	380	664
Change in cash for the period	(1,283)	408
Cash, beginning of the period	1,973	308
Cash, end of the period	$ 690	$ 716